Financial risk management	12 Months Ended
Mar. 31, 2023
Financial risk management [Abstract]
Financial risk management
31.

Financial risk management

The Company’s activities expose it to a variety of financial risks, including market risk, credit risk and liquidity risk. The Company’s primary risk management focus is to minimize potential adverse effects of market risk on its financial performance. The Company’s risk management assessment and policies and processes are established to identify and analyze the risks faced by the Company, to set appropriate risk limits and controls, and to monitor such risks and compliance with the same. Risk assessment and management policies and processes are reviewed regularly to reflect changes in market conditions and the Company’s activities. The Board of Directors and the Audit Committee is responsible for overseeing the Company’s risk assessment and management policies and processes.

a.
Market risk

Market risk is the risk of loss of future earnings, fair values or future cash flows that may result from adverse changes in market rates and prices (such as interest rates, foreign currency exchange rates and commodity prices) or in the price of market risk-sensitive instruments as a result of such adverse changes in market rates and prices. Market risk is attributable to all market risk-sensitive financial instruments, all foreign currency receivables and payables and all short-term and long-term debt. The Company is exposed to market risk primarily related to foreign exchange rate risk, interest rate risk and the market value of its investments. Thus, the Company’s exposure to market risk is a function of investing and borrowing activities and revenue generating and operating activities in foreign currencies.

Foreign exchange risk

The Company is exposed to exchange rate risk which arises from its foreign exchange revenues and expenses, primarily in U.S. dollars, U.K. pounds sterling, Russian roubles, Brazilian reals, Swiss francs, South African rands, Kazakhstan tenges, Romanian new leus, Australian dollars and Euros, and foreign currency debt in U.S. dollars, Russian roubles, Mexican pesos, Ukrainian hryvnias, Thai bahts, Chilean pesos, Colombian pesos and Brazilian reals. A significant portion of the Company’s revenues are in these foreign currencies, while a significant portion of its costs are in Indian rupees. As a result, if the value of the Indian rupee appreciates relative to these foreign currencies, the Company’s revenues measured in Indian rupees may decrease. The exchange rate between the Indian rupee and these foreign currencies has changed substantially in recent periods and may continue to fluctuate substantially in the future. Consequently, the Company uses both derivative and non-derivative financial instruments, such as foreign exchange forward contracts, option contracts, currency swap contracts and foreign currency financial liabilities, to mitigate the risk of changes in foreign currency exchange rates in respect of its highly probable forecast transactions and recognized assets and liabilities.

The details in respect of the outstanding foreign exchange forward and option contracts are given in Note 30 to these consolidated financial statements.

In respect of the Company’s forward and option contracts, a 10% decrease/increase in the respective exchange rates of each of the currencies underlying such contracts would have resulted in:
•	a Rs.5,902/(5,905) increase/(decrease) in the Company’s hedging reserve and a Rs.3,118/(3,118) increase/(decrease) in the Company’s profit from such contracts, as of March 31, 2023;

•	a Rs.3,169/(2,937) increase/(decrease) in the Company’s hedging reserve and a Rs.5,378/(5,375) increase/(decrease) in the Company’s profit from such contracts, as of March 31, 2022; and

•	a Rs.4,824/(4,195) increase/(decrease) in the Company’s hedging reserve and a Rs.2,658/(2,658) increase/(decrease) in the Company’s profit from such contracts, as of March 31, 202 1 .

The following table analyzes foreign currency risk from non-derivative financial instruments as of March 31, 2023:

	U.S. dollars		Euro		Russian roubles		Others (1)		Total
Assets:
Cash and cash equivalents	Rs.	2,613	Rs.	228	Rs.	60	Rs.	131	Rs.	3,032
Other investments		6,263		-		-		-		6,263
Trade and other receivables		51,106		266		978		294		52,644
Other assets		627		31		1,250		14		1,922
Total	Rs.	60,609	Rs.	525	Rs.	2,288	Rs.	439	Rs.	63,861
Liabilities:
Trade and other payables	Rs.	9,745	Rs.	2,496	Rs.	530	Rs.	302	Rs.	13,073
Long-term borrowings		1,346		90		19		102		1,557
Other liabilities and provisions		8,433		81		104		540		9,158
Total	Rs.	19,524	Rs.	2,667	Rs.	653	Rs.	944	Rs.	23,788

The following table analyzes foreign currency risk from non-derivative financial instruments as of March 31, 2022:

	U.S. dollars		Euro		Russian roubles		Others (1)		Total
Assets:
Cash and cash equivalents	Rs.	11,468	Rs.	205	Rs.	80	Rs	87	Rs.	11,840
Other investments		26		-		-		-		26
Trade and other receivables		44,443		382		945		144		45,914
Other assets		125		19		3		17		164
Total	Rs.	56,062	Rs.	606	Rs.	1,028	Rs.	248	Rs.	57,944
Liabilities:
Trade and other payables	Rs.	6,742	Rs.	2,019	Rs.	455	Rs.	284	Rs.	9,500
Long-term borrowings		1,885		29		16		52		1,982
Other liabilities and provisions		6,258		146		123		413		6,940
Total	Rs.	14,885	Rs.	2,194	Rs.	594	Rs.	749	Rs.	18,422

* Rounded to the nearest million.

(1)	Others primarily consists of U.K. pounds sterling, Swiss francs, Romanian new leus, Chinese yuans (Renminbi), Canadian dollars and Ukrainian hryvnia.

For the years ended March 31, 2023 and 2022, every 10% depreciation/appreciation in the exchange rate between the Indian rupee and the respective currencies for the above mentioned financial assets/liabilities would affect the Company’s net profit by Rs.4,007 and Rs.3,952, respectively.

Interest rate risk

As of March 31, 2023, the Company had Rs.648 of loans carrying a floating interest rate of CDI+1.2% and Rs.2,414 of loans carrying a floating interest rate of TIIE+1.15%.

As of March 31, 2022, the Company had loans with floating interest rates as follows: Rs.4,000 of loans carrying a floating interest rate of the 3 Months India Treasury Bill less 5 bps; Rs.13,800 of loans carrying a floating interest rate of the 3 Months India Treasury Bill; Rs.411 of loans carrying a floating interest rate of the 3 Months India Treasury Bill plus 25 bps; Rs.1,137 of loans carrying a floating interest rate of 1 Month LIBOR + 80bps; Rs.800 of loans carrying a floating interest rate of CDI+1.79%; and Rs.2,017 of loans carrying a floating interest rate of TIIE+1.15%.

For details of the Company’s short-term and long-term loans and borrowings, including interest rate profiles, refer to Note 17 of these consolidated financial statements.

For the years ended March 31, 2023, 2022 and 2021, every 10% increase or decrease in the floating interest rate component (i.e., CDI, and TIIE) applicable to its loans and borrowings would affect the Company’s net profit by Rs.37, Rs.89 and Rs.37, respectively.

The carrying value of the Company’s borrowings, interest component of which was designated in a cash flow hedge, was Rs.0 as of March 31, 2023 and 2022.

The Company’s investments in term deposits (i.e., certificates of deposit) with banks and short-term liquid mutual funds are for short durations, and therefore do not expose the Company to significant interest rates risk.

Note that “CDI” means Brazilian interbank deposit rate (Certificado de Depósito Interbancário),
“TIIE” means the Equilibrium Inter-banking Interest Rate (Tasa de Interés Interbancaria de Equilibrio), and “LIBOR” means the London Inter-bank Offered Rate.

Commodity rate risk

Exposure to market risk with respect to commodity prices primarily arises from the Company’s purchases and sales of active pharmaceutical ingredients, including the raw material components for such active pharmaceutical ingredients. These are commodity products, whose prices may fluctuate significantly over short periods of time. The prices of the Company’s raw materials generally fluctuate in line with commodity cycles, although the prices of raw materials used in the Company’s active pharmaceutical ingredients business are generally more volatile. Cost of raw materials forms the largest portion of the Company’s cost of revenues. Commodity price risk exposure is evaluated and managed through operating procedures and sourcing policies.
As of March 31, 2023,
the Company had not entered into any material derivative contracts to hedge exposure to fluctuations in commodity prices.

b.
Credit risk

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Company’s receivables from customers and investment securities. The Company establishes an allowance for doubtful debts and impairment that represents its estimate of expected losses in respect of trade and other receivables and investments.

Trade and other receivables

The Company’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. The demographics of the customer, including the default risk of the industry and country in which the customer operates, also has an influence on credit risk assessment. Credit risk is managed through credit approvals, establishing credit limits and continuously monitoring the creditworthiness of customers to which the Company grants credit terms in the normal course of business.

Investments

The Company limits its exposure to credit risk by generally investing in liquid securities and only with counterparties that have a good credit rating. The Company does not expect any losses from non-performance by these counter-parties, and does not have any significant concentration of exposures to specific industry sectors or specific country risks.

Details of financial assets – not due, past due and impaired

None of the Company’s cash equivalents, including term deposits (i.e., certificates of deposit) with banks, were past due or impaired as of March 31, 2023. The Company’s credit period for trade and other receivables payable by its customers generally ranges from 20 - 180 days.

The aging of trade and other receivables is given below:

	As of March 31,
Particulars		2023		2022
Neither past due nor impaired	Rs.	65,528	Rs.	51,505
Past due
Less than 365 days		7,092		15,501
More than 365 days		1,123		1,006
	Rs.	73,743	Rs.	68,012
Less : Allowance for credit losses		(1,258)		(1,194)
Total	Rs.	72,485	Rs.	66,818

See Note 9 of these consolidated financial statements for the activity in the allowance for credit losses on trade and other receivables.

Other than trade and other receivables, the Company has no significant class of financial assets that is past due but not impaired.

c.
Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company manages its liquidity risk by ensuring, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risk to the Company’s reputation.

As of March 31, 2023 and 2022, the Company had uncommitted lines of credit from banks of Rs.68,516 and Rs.39,989, respectively.

As of March 31, 2023, the Company had working capital of Rs.121,095, including cash and cash equivalents of Rs.5,779, investments in term deposits with banks, bonds, market linked debentures and commercial papers, of Rs.17,739 and investments in units of mutual funds of Rs.38,180.

As of March 31, 2022, the Company had working capital of Rs.87,841, including cash and cash equivalents of Rs.14,852, investments in term deposits with banks, bonds and commercial papers, of Rs.12,562 and investments in units of mutual funds of Rs.16,751.

The table below provides details regarding the contractual maturities of significant financial liabilities (other than long-term borrowings and obligations under leases, which have been disclosed in Note 17 to these consolidated financial statements) as of March 31, 2023:

Particulars	2024		2025		2026		2027		Thereafter		Total
Trade and other payables	Rs.	26,444	Rs.	-	Rs.	-	Rs.	-	Rs.	-	Rs.	26,444
Bank overdraft, short-term borrowings		7,390		-		-		-		-		7,390
Derivative financial instruments		137		-		-		-		-		137
Other liabilities and provisions		30,110		-		-		-		816		30,926

The table below provides details regarding the contractual maturities of significant financial liabilities (other than long-term borrowings and obligations under leases, which have been disclosed in Note 17 to these consolidated financial statements) as of March 31, 2022:

Particulars	2023		2024		2025		2026		Thereafter		Total
Trade and other payables	Rs.	25,572	Rs.	-	Rs.	-	Rs.	-	Rs.	-	Rs.	25,572
Bank overdraft, short-term borrowings		27,082		-		-		-		-		27,082
Derivative financial instruments		479		-		-		-		-		479
Other liabilities and provisions		25,485		-		-		-		753		26,238